Morgan, Lewis & Bockius LLP 101 Park Avenue New York, NY 10178-0060 Tel. 212.309.6000 Fax: 212.309.6001 www.morganlewis.com

Richard F. Morris Partner 212.309.6650 richard.morris@morganlewis.com

November 12, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust: Pre-Effective Amendment No. 4 to Registration Statement on Form

N-1A (File Nos. 333-192288 and 811-22911)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing Pre-Effective Amendment No. 4 (the “Filing”) to the Trust’s registration statement on Form N-1A (the “Registration Statement”) under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.

The purpose of the filing is to (i) incorporate comments of the staff (the “Staff”) of the Securities and Exchange Commission (“SEC”) to Pre-Effective Amendment No. 3 to the Registration Statement, filed with the SEC via EDGAR on July 3, 2014; (ii) include the Trust’s audited seed financials in the Statement of Additional Information and (iii) file consent of the Trust’s auditor as an exhibit. Please note that the Trust intends to submit an acceleration request to the Staff requesting that the Registration Statement be effective at the time and on the date requested in such letter.

Please contact the undersigned at (212) 309-6650 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris

cc:	Eric R. Ervin, Reality Shares Advisors, LLC

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